TRADE RECEIVABLES AND ALLOWANCE FOR DOUBTFUL ACCOUNTS (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Balance at beginning of year	$ 701	$ 1,102
Increase of allowance	37	139
Write-off	0	(540)
Balance at year end	$ 738	$ 701